Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Beginning Balance at Aug. 31, 2011	$ 554,305	$ 47,816	$ 254,184	$ 50,007	$ 541,256	$ (344,759)	$ 5,801
Comprehensive income (loss)	(3,969)			(55,928)	50,887		1,072
Cash dividends paid	(20,938)				(20,938)
Noncontrolling interests' contributions (distributions)	(580)						(580)
Purchase of treasury stock	(26,752)					(26,752)
Issuance of treasury stock	432		20			412
Stock options exercised	915	51	864
Restricted stock issued, net of forfeitures	0	108	(108)
Redemption of common stock to cover tax withholdings	(382)	(17)	(365)
Amortization of restricted stock	4,658		4,658
Ending Balance at Aug. 31, 2012	507,689	47,958	259,253	(5,921)	571,205	(371,099)	6,293
Comprehensive income (loss)	33,776			6,603	26,099		1,074
Cash dividends paid	(22,934)				(22,934)
Purchase of treasury stock	(8,091)					(8,091)
Issuance of treasury stock	356		93			263
Stock options exercised	1,205	64	1,141
Restricted stock issued, net of forfeitures	0	93	(93)
Redemption of common stock to cover tax withholdings	(396)	(21)	(375)
Amortization of restricted stock	3,139		3,139
Ending Balance at Aug. 31, 2013	514,744	48,094	263,158	682	574,370	(378,927)	7,367
Comprehensive income (loss)	39,532			(17,373)	56,193		712
Noncontrolling interests' contributions (distributions)	600						600
Change in ownership interest	0		(729)				729
Cash dividends paid	(23,665)				(23,665)
Purchase of treasury stock	(1,116)					(1,116)
Issuance of treasury stock	254		105			149
Stock options exercised	233	13	220
Restricted stock issued, net of forfeitures	0	88	(88)
Redemption of common stock to cover tax withholdings	(361)	(10)	(351)
Amortization of restricted stock	6,230		6,230
Ending Balance at Aug. 31, 2014	536,451	48,185	268,545	(16,691)	606,898	(379,894)	9,408
Comprehensive income (loss)	(11,901)			(25,255)	13,158		196
Cash dividends paid	(5,962)				(5,962)
Noncontrolling interests' contributions (distributions)	(1,750)						(1,750)
Purchase of treasury stock	(3,335)					(3,335)
Issuance of treasury stock	54		24			30
Stock options exercised	17	1	16
Amortization of restricted stock	1,233		1,233
Ending Balance at Nov. 30, 2014	$ 514,807	$ 48,186	$ 269,818	$ (41,946)	$ 614,094	$ (383,199)	$ 7,854